Subsequent Events - Additional Information (Detail) - USD ($)						12 Months Ended
	Sep. 01, 2021	Aug. 09, 2021	May 01, 2021	Mar. 09, 2021	Mar. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 15, 2021	Feb. 11, 2021
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments award options granted in period						0	1,700,000
Share based compensation arrangements by share based payments award expiration period							7 years
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage						33.00%	34.00%
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payment award shares issued in period						14,137	1,559,418
Subsequent Event [Member]
Subsequent Event [Line Items]
Total estimated equity investments					$ 8,000,000
Payments for purchase of warrants					$ 400,000
Percentage of warrants or rights to be acquired in the targets common equity					2.40%
Target percentage of equity investment ownership percentage					34.50%
Subsequent Event [Member] | 2028 Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument face amount		$ 375,000,000
Debt instrument interest rate stated percentage		7.50%
Debt instrument maturity date		Aug. 01, 2028
Subsequent Event [Member] | Two Thousand And Twenty Five Senior Notes [Member]
Subsequent Event [Line Items]
Debt instrument interest rate stated percentage		7.50%
Subsequent Event [Member] | Maximum [Member] | Two Thousand And Twenty Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity								$ 55,000,000
Subsequent Event [Member] | Minimum [Member] | Two Thousand And Twenty Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity								$ 10,000,000
Subsequent Event [Member] | Florida Acquisition [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross			$ 34,600,000
Business Combination, Equity Interests Issued and Issuable			$ 3,000,000
Business acquisition, share price			$ 4.00
Subsequent Event [Member] | Alliance [Member]
Subsequent Event [Line Items]
Business Combination, Equity Interests Issued and Issuable	$ 820,000,000
Stock issued during the period shares	14,223,570
Sale of stock issue price per share	$ 2.98
Stock issued during the period value	$ 42,386,238.60
Subsequent Event [Member] | Stonepeak Magnet Holdings LP [Member]
Subsequent Event [Line Items]
Class of warrants or rights warrants issued during the period units	17,114,093
Class of warrants or rights warrants issued issue price per warrant	$ 2.98
Stock issued during the period shares	3,500,000
Sale of stock issue price per share	$ 2.98
Business combination, consideration transferred	$ 10,430,000
Subsequent Event [Member] | Stonepeak Magnet Holdings LP [Member] | Unsecured Debt [Member]
Subsequent Event [Line Items]
Debt instrument face amount	$ 340,000,000
Subsequent Event [Member] | Common Stock [Member] | Florida Acquisition [Member]
Subsequent Event [Line Items]
Business Combination, Equity Interests Issued and Issuable			$ 970,000
Business acquisition, share price			$ 3.09
Subsequent Event [Member] | Private Placement [Member] | Artificial Intelligence Business [Member]
Subsequent Event [Line Items]
Total estimated equity investments					$ 4,600,000
Subsequent Event [Member] | Private Placement [Member] | Seven Percent Senior Secured Notes Due November 2025 [Member]
Subsequent Event [Line Items]
Debt instrument face amount									$ 75,000,000
Debt instrument interest rate stated percentage									7.00%
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Non Executive Director [Member] | Twenty Twenty One Compensation [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments non option equity instruments granted				84,032
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Certain Employees [Member] | Equity Bonus Awards [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments non option equity instruments granted				645,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member] | Signing Bonus [Member] | Executive Officer [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payment award shares issued in period				50,000
Subsequent Event [Member] | Vested And Settle For Common Shares One Year After Date Of Grant [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage				50.00%
Subsequent Event [Member] | Remaining Vested And Settle For Common Shares Two Years After Date Of Grant [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage				50.00%
Subsequent Event [Member] | Stock Option Plan [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payments options granted wit an exercise price				$ 3.58
Share based compensation arrangements by share based payments award expiration period				7 years
Subsequent Event [Member] | Stock Option Plan [Member] | Consultants Of The Company [Member] | Equity Bonus Awards [Member]
Subsequent Event [Line Items]
Shared based compensation arrangements by share based payments award options granted in period				70,000
Subsequent Event [Member] | Grant Vest One Year After The Date Of Grant [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage				34.00%
Subsequent Event [Member] | Grant Vest Two Years After The Date Of Grant [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage				33.00%
Subsequent Event [Member] | Remaining Grant Vest Three Years After The Date Of Grant [Member]
Subsequent Event [Line Items]
Share based compensation arrangements by share based payment RSUs granted vesting rights percentage				33.00%